Secondary Market Lending (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Secondary Market Lending [Abstract]
Serviced loans not reported as assets	$ 160,150	$ 26,496
Proceeds from Sale of Loans and Leases Held-for-investment	12,241	8,052	4,521
Gain (loss) on sales of loans under servicing arrangements	$ 331	$ 246	$ 115